Property, Plant and Equipment	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 8 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of March 31, 2022 and 2021:

	As of March 31,
	2022	2021

Machinery	$819,807	$750,333
Vehicles	203,917	197,304
Electric equipment	164,066	158,745
Office equipment	83,546	80,836
Leasehold improvement	1,777,820	1,703,356
Total property plant and equipment, at cost	3,049,156	2,890,574
Less: accumulated depreciation	(1,821,345)	(1,457,095)
Total property, plant and equipment, net	$1,227,811	$1,433,479

Depreciation expense were $311,539 and $337,402 for year ended March 31, 2022 and 2021, respectively.